CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents at beginning of the year		¥ 435,133	¥ 477,005
Cash and cash equivalents at end of the year	$ 51,886	361,220	435,133	¥ 477,005
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(4,275)	(29,759)	(91,547)	(270,965)
Net cash provided by (used in) investing activities	(8,383)	(58,359)	(56,941)	3,065
Net cash (used in) provided by financing activities	11,734	81,693	159,456	(11,945)
Effect of exchange rate changes on cash and cash equivalents	31	203	66	(60,522)
Net (decrease) increase in cash and cash equivalents	(893)	(6,222)	11,034	(340,367)
Cash and cash equivalents at beginning of the year	1,772	12,338	1,304	341,671
Cash and cash equivalents at end of the year	$ 879	¥ 6,116	¥ 12,338	¥ 1,304